Loss on Divestitures (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Divestitures [Line Items]
Profit for the period from discontinued operations		BRL (867,139)	BRL (4,086,449)
PT Portugal SGPS, S.A. ("PT Portugal")
Divestitures [Line Items]
Allowance for impairment loss at fair value of the PT Portugal investment and divesture-related expenses		(3,800,000)	(3,836,388)
Loss on sale of PT Portugal and divesture-related expenses	[1]	(625,464)
Comprehensive income transferred to the income statement	[2],[3]	(225,934)
Loss for the period of discontinued operations	[4]	(15,741)	(250,061)
Profit for the period from discontinued operations	[5]	BRL (867,139)	BRL (4,086,449)

[1]	The loss on the sale of PT Portugal includes: (1) the derecognized investment cost that includes goodwill arising on the business combination between the Company and PT less the R$3.8 billion allowance for loss recognized in December 2014, and selling expenses totaling R$1.3 billion; and (2) the R$0.7 billion revenue related to cash proceeds received directly by the Company. The final price is subject to possible post-closing adjustments to be determined in the following months based on changes in the cash, debt, and working capital positions at the closing date.
[2]	Refers mainly to the fair value of the indirect interest financial investment of 18.75% of Unitel's share capital, classified as held for sale. The fair value of this investment at the date of acquisition was estimated based on the valuation made by Banco Santander (Brasil), which used a series of estimates and assumptions, including cash flows forecasts for a four-year period, the choice of a growth rate to extrapolate the cash flows projections, and definition of appropriate discount rates. The Company has the policy of monitoring and periodically updating the main assumptions and material estimates used in the fair value measurement, and also takes into consideration in this assessment possible impacts of actual events related to the investment, notably the lawsuits filed against Unitel and its shareholders in 2015. As at December 31, 2015 and in the context of the updating of assumptions referred to above, the Company determined a fair value of the investment in Unitel of R$3,436 million and recognized in profit or loss a loss of R$448 million. The Company believes that the fair value measured under the Discounted Cash Flows method and using the discount rate assumptions (from 15.5% to 17.5%), foreign exchange rates, and other Angolan official financial indicators, corresponds to the best estimate of the realizable value of the investment in Unitel.
[3]	Refers to the cumulative foreign exchange differences gains totaling R$0.5 billion and actuarial losses from pensions and postretirement benefits plans totaling R$0.7 billion recognized in other comprehensive income, transferred from equity to profit or loss for the year due to divesture.
[4]	Refers to PT Portugal's loss recognized as equity in profits of subsidiaries for 2015 and 2014.
[5]	The profit or loss from discontinued operations includes the effect of taxes amounting to R$327,115 (R$92,545 in 2014).